UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-8246

Exact name of registrant as specified in charter:
Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Global Dividend
and Income
Fund, Inc.
May 31, 2007

Closed-end

Table of contents

> Sector and country allocations	1
> Statement of net assets	3
> Statement of operations	16
> Statements of changes in net assets	17
> Statement of cash flows	18
> Financial highlights	19
> Notes to financial statements	20
> Other Fund information	24
> About the organization	26

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Sector and country allocations

Delaware Investments Global Dividend and Income Fund, Inc.

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Common Stock	80.76%
Consumer Discretionary	10.64%
Consumer Staples	5.00%
Diversified REITs	1.19%
Energy	4.11%
Financials	14.06%
Health Care	10.24%
Health Care REITs	1.21%
Hotel REITs	0.91%
Industrial REITs	1.44%
Industrials	6.54%
Information Technology	8.85%
Mall REITs	1.82%
Manufactured Housing REITs	0.18%
Materials	3.02%
Media	0.11%
Mortgage REITs	0.38%
Multifamily REITs	1.17%
Office REITs	2.38%
Self-Storage REITs	0.66%
Shopping Center REITs	0.45%
Specialty REITs	0.38%
Telecommunications	4.99%
Utilities	1.03%
Convertible Preferred Stock	2.87%
Banking, Finance & Insurance	1.36%
Basic Materials	0.49%
Cable, Media & Publishing	0.20%
Energy	0.27%
Telecommunications	0.10%
Utilities	0.45%
Preferred Stock	1.81%
Leisure, Lodging & Entertainment	0.36%
Real Estate	1.45%
Agency Obligations	0.23%
Commercial Mortgage-Backed Securities	0.11%
Convertible Bonds	6.89%
Aerospace & Defense	0.45%
Automobiles & Automotive Parts	0.27%
Banking, Finance & Insurance	0.13%
Cable, Media & Publishing	0.19%
Computers & Technology	1.50%
Energy	0.65%
Health Care & Pharmaceuticals	1.31%
Leisure, Lodging & Entertainment	0.17%
Real Estate	0.22%
Retail	0.81%
Telecommunications	0.46%
Transportation	0.29%
Utilities	0.44%
Corporate Bonds	21.02%
Banking	1.08%
Basic Industry	1.98%
Brokerage	0.65%
Capital Goods	1.04%
Consumer Cyclical	2.31%
Consumer Non-Cyclical	1.34%
Energy	1.79%
Finance & Investments	1.74%
Media	1.48%
Real Estate	0.32%
Services Cyclical	2.61%
Services Non-Cyclical	1.32%
Technology & Electronics	0.82%
Telecommunications	1.92%
Utilities	0.62%
Foreign Agencies	3.03%
Austria	0.26%
Germany	2.77%
Regional Agency	0.26%
Regional Authorities	0.25%
Senior Secured Loan	0.46%

(continues)     1

Sector and country allocations

Delaware Investments Global Dividend and Income Fund, Inc.

	Percentage
Sector/Country	of Net Assets
Sovereign Agency	0.20%
Sovereign Debt	8.15%
Austria	0.85%
France	0.71%
Germany	0.45%
Indonesia	0.25%
Japan	3.03%
Malaysia	0.42%
Mexico	0.15%
Norway	1.34%
Poland	0.20%
Republic of Korea	0.23%
Sweden	0.40%
United Kingdom	0.12%
Supranational Banks	1.36%
Warrant	0.00%
Repurchase Agreements	1.05%
Securities Lending Collateral	18.24%
Fixed Rate Notes	7.63%
Variable Rate Notes	10.61%
Total Value of Securities	146.69%
Obligation to Return Securities Lending Collateral	(18.24%	)
Borrowing Under Line of Credit	(30.08%	)
Receivables and Other Assets Net of Liabilities	1.63%
Total Net Assets	100.00%

Percentage
Country	of Net Assets
Australia	1.71%
Austria	1.26%
Belgium	0.71%
Bermuda	0.38%
British Virgin Islands	0.14%
Canada	2.14%
Cayman Islands	0.14%
Denmark	0.77%
Finland	1.52%
France	5.90%
Germany	4.94%
Hong Kong	0.82%
Indonesia	0.10%
Ireland	0.78%
Japan	9.47%
Luxembourg	0.14%
Malaysia	0.42%
Marshall Islands	0.11%
Mexico	1.87%
Multinational	0.12%
Netherlands Antilles	0.24%
Netherlands	1.61%
Norway	1.59%
Poland	0.20%
Republic of Korea	0.88%
Supranational	1.36%
Sweden	1.30%
Switzerland	0.67%
United Kingdom	9.23%
United States	77.93%
Total	128.45%

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 80.76%❖
Consumer Discretionary – 10.64%
@†=ÕAvado Brands	272	$ —
Bayerische Motoren Werke	9,483	633,271
*†Charter Communications
Class A	3,600	14,436
*Don Quijote	29,100	572,651
Esprit Holdings	39,583	487,421
Gap	40,400	748,209
Honda Motor	9,900	348,153
Kesa Electricals	73,956	513,626
Koninklijke Philips Electronics	13,512	574,522
*Lagardere SCA	5,485	458,024
Limited Brands	27,200	714,000
Mattel	25,900	725,460
Nissan Motor	47,200	525,112
Publicis Groupe	10,341	468,913
Starwood Hotels
& Resorts Worldwide	3,400	245,038
Techtronic Industries	373,000	525,470
†Time Warner Cable Class A	2,352	90,340
WPP Group	33,199	491,374
		8,136,020
Consumer Staples – 5.00%
*†B&G Foods Class A	8,900	121,485
*Coca-Cola Amatil	71,820	561,963
Greggs	2,495	262,869
Heinz (H.J.)	15,400	732,732
Kimberly-Clark	10,600	752,176
*Metro	8,438	682,474
Safeway	20,600	710,288
		3,823,987
Diversified REITs – 1.19%
Hang Lung Group	34,000	136,509
iStar Financial	9,000	432,270
Spirit Finance	9,600	137,856
*Washington Real Estate
Investment Trust	5,500	206,745
		913,380
Energy – 4.11%
BP	56,801	635,449
Chevron	10,200	831,197
ConocoPhillips	10,700	828,501
*†Petroleum Geo-Services ADR	1,573	39,467
Total	10,747	809,795
		3,144,409
Financials – 14.06%
Allstate	11,600	713,400
AON	18,400	789,729
*AXA	11,807	516,166
Chubb	12,800	702,336
*Dexia	16,827	540,454
Hartford Financial Services Group	7,300	753,141
HBOS	20,266	436,589
Highland Distressed Opportunities	10,000	144,600
Huntington Bancshares	31,600	709,736
ING Groep	14,688	654,367
Kookmin Bank ADR	5,500	497,145
Mitsubishi UFJ Financial Group	39	448,626
Morgan Stanley	9,200	782,368
Nordea Bank	41,883	691,484
Royal Bank of Scotland Group	44,946	558,891
Standard Chartered	15,771	534,300
Wachovia	11,900	644,861
Washington Mutual	14,500	633,940
		10,752,133
Health Care – 10.24%
Abbott Laboratories	13,600	766,360
AstraZeneca	10,569	562,103
Baxter International	13,500	767,340
Bristol-Myers Squibb	26,200	794,122
Merck & Co.	16,200	849,691
Novartis	9,056	509,046
Novo-Nordisk Class B	5,586	588,287
*Ono Pharmaceutical	8,400	481,755
Pfizer	27,000	742,230
*Sanofi-Aventis	5,570	537,071
*Terumo	11,300	441,954
Wyeth	13,700	792,408
		7,832,367
Health Care REITs – 1.21%
Health Care Property Investors	7,600	248,292
*Medical Properties Trust	9,400	133,762
*Nationwide Health Properties	7,300	226,811
Ventas	7,500	317,700
		926,565
Hotel REITs – 0.91%
Ashford Hospitality Trust	9,300	115,413
*Hersha Hospitality Trust	26,100	316,854
*Highland Hospitality	3,900	75,153
Host Hotels & Resorts	7,500	191,400
		698,820
Industrial REITs – 1.44%
AMB Property	6,000	347,100
*First Potomac Realty Trust	5,800	145,000
ProLogis	9,400	607,804
		1,099,904
Industrials – 6.54%
*Asahi Glass	40,000	532,764
†British Airways	43,659	406,301
*Compagnie de Saint-Gobain	4,991	547,258

(continues)     3

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Number of	Value
	Shares	(U.S.$)
Common Stock (continued)
Industrials (continued)
Donnelley (R.R.) & Sons	20,100	$ 860,681
†*Foster Wheeler	469	48,591
†Genesis Lease ADR	15,400	432,740
*†Grupo Aeroportuario del
Centro Norte ADR	2,200	60,654
*Macquarie Infrastructure	7,100	316,731
*†Teekay Petrojarl ADR	691	8,128
Tomkins	93,148	496,137
Travis Perkins	12,004	492,484
Waste Management	20,700	800,469
		5,002,938
Information Technology – 8.85%
Canon	9,500	558,892
†CGI Group Class A	71,211	769,111
*Fujitsu	57,000	389,195
Hewlett-Packard	17,700	809,067
Intel	34,800	771,516
International Business Machines	7,700	820,821
Motorola	37,100	674,849
Nokia	23,810	651,964
*TietoEnator	16,048	511,115
†Xerox	43,000	811,410
		6,767,940
Mall REITs – 1.82%
General Growth Properties	7,600	448,704
Macerich	3,900	347,880
Simon Property Group	5,500	593,890
		1,390,474
Manufactured Housing REITs – 0.18%
Equity Lifestyle Properties	2,500	136,150
		136,150
Materials – 3.02%
†Cemex SAB	121,410	470,488
duPont (E.I.) deNemours	13,800	722,017
*Lafarge	3,375	584,093
Rio Tinto	7,344	533,818
		2,310,416
Media – 0.11%
†Adelphia	90,000	38,924
†Adelphia Recovery Trust
Series ACC-1	88,328	8,303
†Adelphia Recovery Trust
Series Arahova	54,368	29,359
*†Century Communications	125,000	4,063
		80,649
Mortgage REITs – 0.38%
*Gramercy Capital	1,800	56,916
*JER Investors Trust	5,600	105,224
*Luminent Mortgage Capital	13,700	124,670
		286,810
Multifamily REITs – 1.17%
*American Campus Communities	4,000	117,680
Apartment Investment
& Management	2,200	120,714
Camden Property Trust	2,000	149,300
Equity Residential	10,000	506,700
		894,394
Office REITs – 2.38%
*Alexandria Real Estate Equities	2,400	252,480
Brandywine Realty Trust	10,063	320,104
*Duke Realty	8,600	345,032
Highwoods Properties	4,500	197,280
Liberty Property Trust	4,600	215,832
Mack-Cali Realty	2,700	130,383
*Parkway Properties	3,700	191,845
PS Business Parks	2,500	167,875
		1,820,831
Self-Storage REITs – 0.66%
Public Storage	3,700	331,150
*U-Store-It Trust	9,300	170,469
		501,619
Shopping Center REITs – 0.45%
Cedar Shopping Centers	10,900	173,855
*Equity One	3,500	102,550
*Ramco-Gershenson Properties	1,800	66,582
		342,987
Specialty Retail – 0.38%
*Entertainment Properties Trust	4,900	289,345
		289,345
Telecommunications – 4.99%
AT&T	18,800	777,192
NTT DoCoMo	292	496,644
*Telefonos de Mexico ADR	14,200	574,248
Telstra	69,161	278,309
=Telstra – Installment Receipt	66,466	186,565
Verizon Communications	20,900	909,777
Vodafone Group	188,141	588,967
		3,811,702
Utilities – 1.03%
†Mirant	734	34,058
Progress Energy	15,100	756,359
†Usgen	50,000	—
		790,417
Total Common Stock
(cost $45,808,916)		61,754,257

		Number of	Value
		Shares	(U.S.$)
Convertible Preferred Stock – 2.87%
Banking, Finance & Insurance – 1.36%
Aspen Insurance 5.625%
exercise price $29.28,
expiration date 12/31/49		3,400	$ 192,525
•Citigroup Funding 4.933%
exercise price $29.50,
expiration date 9/27/08		7,000	234,780
E Trade Group 6.125%
exercise price $21.82,
expiration date 11/18/08		3,500	105,438
Lehman Brothers Holdings
6.25% exercise price
$54.24, expiration date
10/15/07		9,250	268,249
Marshall & Ilsley 6.50%
exercise price $46.28,
expiration date 8/15/07		4,500	119,475
Sovereign Capital Trust IV
4.375% exercise price
$29.16, expiration date
3/1/34		2,500	120,625
			1,041,092
Basic Materials – 0.49%
Freeport-McMoRan
Copper & Gold
5.50% exercise price
$47.19 expiration
date 12/31/49		40	69,775
6.75% exercise price
$73.50, expiration
date 5/1/10		1,250	153,525
Huntsman
5.00% exercise price
$28.29, expiration date
2/16/08		3,500	153,125
			376,425
Cable, Media & Publishing – 0.20%
*#Interpublic Group
5.25% 144A exercise
price $13.66, expiration
date 12/31/49		140	154,525
			154,525
Energy – 0.27%
Chesapeake Energy 4.50%
exercise price $44.17,
expiration date 12/31/49		1,275	129,572
El Paso Energy Capital Trust I
4.75% exercise price
$41.59, expiration
date 3/31/28		1,950	80,184
			209,756
Telecommunications – 0.10%
Lucent Technologies Capital
Trust I 7.75% exercise
price $24.80, expiration
date 3/15/17		70	72,634
			72,634
Utilities – 0.45%
Entergy 7.625% exercise
price $87.64, expiration
date 2/17/09		2,500	172,188
NRG Energy 5.75% exercise
price $30.23, expiration
date 3/16/09		440	168,630
			340,818

Total Convertible Preferred
Stock (cost $1,920,663)			2,195,250

Preferred Stock – 1.81%
Leisure, Lodging & Entertainment – 0.36%
Red Lion Hotels Capital
Trust 9.50%		10,226	273,546
			273,546
Real Estate – 1.45%
*Equity Inns Series B 8.75%		10,000	257,300
Ramco-Gershenson
Properties 9.50%		11,500	292,100
SL Green Realty 7.625%		22,000	558,800
			1,108,200
Total Preferred Stock
(cost $1,343,150)			1,381,746

		Principal
		Amount°
Agency Obligations – 0.23%
^Fannie Mae
8.12% 10/29/07	NZD	250,000	178,451

Total Agency Obligations
(cost $171,433)			178,451

Commercial Mortgage-Backed Securities – 0.11%
#First Union National Bank
Commercial Mortgage
Series 2001-C2 L 144A
6.46% 1/12/43	USD	85,000	84,622
Total Commercial
Mortgage-Backed Securities
(cost $86,272)			84,622

(continues)     5

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S.$)
Convertible Bonds – 6.89%
Aerospace & Defense – 0.45%
#AAR 144A 1.75% 2/1/26
exercise price $29.43,
expiration date 2/1/26	USD	90,000	$113,063
EDO 4.00% 11/15/25
exercise price $34.19,
expiration date 11/15/25		90,000	104,850
#L-3 Communications
144A 3.00% 8/1/35
exercise price $102.16,
expiration date 8/1/35		110,000	122,375
			340,288
Automobiles & Automotive Parts – 0.27%
Ford Motor 4.25% 12/15/36
exercise price $9.20,
expiration date 12/15/36		180,000	205,875
			205,875
Banking, Finance & Insurance – 0.13%
•#US Bancorp 144A
3.60% 9/20/36 exercise
price $38.28, expiration
date 12/20/36		100,000	100,160
			100,160
Cable, Media & Publishing – 0.19%
#Playboy Enterprises 144A
3.00% 3/15/25 exercise
price $17.02, expiration
date 3/15/25		160,000	149,000
			149,000
Computers & Technology – 1.50%
#Advanced Micro Devices
144A 6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15		165,000	161,288
Fairchild Semiconductor
5.00% 11/1/08 exercise
price $30.00, expiration
date 11/1/08		140,000	138,775
Hutchinson Technology
3.25% 1/15/26 exercise
price $36.43, expiration
date 1/15/26		120,000	101,700
#Informatica 144A
3.00% 3/15/26 exercise
price $20.00, expiration
date 3/15/26		175,000	182,875
#Intel 144A 2.95% 12/15/35
exercise price $31.53,
expiration date 12/15/35		105,000	97,519
^ON Semiconductor Series B
1.142% 4/15/24
exercise price $9.82,
expiration date 4/15/24		200,000	244,499
SanDisk 1.00% 5/15/13
exercise price $82.36,
expiration date 5/15/13		100,000	84,250
#Sybase 144A
1.75% 2/22/25 exercise
price $25.22, expiration
date 2/22/25		125,000	137,656
			1,148,562
Energy – 0.65%
Halliburton
3.125% 7/15/23
exercise price $18.79,
expiration date 7/15/23		100,000	193,375
Pride International
3.25% 5/1/33 exercise
price $25.70, expiration
date 5/1/33		80,000	115,700
Schlumberger
2.125% 6/1/23 exercise
price $40.00, expiration
date 6/1/23		95,000	186,675
			495,750
Health Care & Pharmaceuticals – 1.31%
#Allergan 144A
1.50% 4/1/26 exercise
price $126.66,
expiration date 4/1/26		150,000	167,438
Amgen
0.375% 2/1/13 exercise
price $79.48, expiration
date 2/1/13		85,000	76,925
#144A 0.375% 2/1/13
exercise price $79.48,
expiration date 2/1/13		60,000	54,300
•Bristol-Myers Squibb
4.855% 9/15/23
exercise price $41.28,
expiration date 9/15/23		100,000	100,750
*CV Therapeutics
3.25% 8/16/13 exercise
price $27.00, expiration
date 8/16/13		45,000	37,069
Gilead Sciences
0.625% 5/1/13 exercise
price $76.20, expiration
date 5/1/13		50,000	60,500
*LifePoint Hospitals
3.50% 5/15/14 exercise
price $51.79, expiration
date 5/14/14		40,000	41,900
*#Nektar Therapeutics 144A
3.25% 9/28/12 exercise
price $21.52, expiration
date 9/28/12		125,000	113,281

	Principal		Value
	Amount°		(U.S.$)
Convertible Bonds (continued)
Health Care & Pharmaceuticals (continued)
Teva Pharmaceutical
Finance 0.25% 2/1/26
exercise price $47.16,
expiration date 2/1/26	USD	120,000	$118,950
•*Wyeth exercise price $60.39,
expiration date 1/15/24
4.877% 1/15/24		200,000	227,359
			998,472
Leisure, Lodging & Entertainment – 0.17%
#International Game
Technology 144A
2.60% 12/15/36 exercise
price $61.78, expiration
date 12/15/36		135,000	131,963
			131,963
Real Estate – 0.22%
#General Growth Properties
144A 3.98% 4/15/27
exercise price $88.72,
expiration date 4/15/27		85,000	80,750
MeriStar Hospitality
9.50% 4/1/10 exercise
price $10.18, expiration
date 4/1/10		85,000	87,253
			168,003
Retail – 0.81%
«Dick’s Sporting Goods
1.606% 2/18/24
exercise price $58.13,
expiration date 2/18/24		140,000	138,425
^Lowe’s Companies
0.00% 10/19/21 exercise
price $29.05, expiration
date 10/19/21		95,000	108,775
Pantry 3.00% 11/15/12
exercise price $50.10,
expiration date 11/15/12		65,000	73,125
#Saks 144A 2.00% 3/15/24
exercise price $11.97,
expiration date 3/15/24		115,000	199,955
#United Auto Group 144A
3.50% 4/1/26 exercise
price $23.69, expiration
date 4/1/26		90,000	100,463
			620,743
Telecommunications – 0.46%
Level 3 Communications
3.50% 6/15/12 exercise
price $5.46, expiration
date 6/15/12		110,000	139,425
#Nortel Networks 144A
1.75% 4/15/12 exercise
price $32.00, expiration
date 4/15/12		40,000	40,650
*2.125% 4/15/14
exercise price $32.00,
expiration date 4/15/14		40,000	41,000
Qwest Communications
International
3.50% 11/15/25
exercise price $5.90,
expiration date 11/15/25		70,000	129,588
			350,663
Transportation – 0.29%
#ExpressJet Holdings 144A
4.25% 8/1/23 exercise
price $18.20, expiration
date 8/1/23		50,000	48,375
JetBlue Airways
3.50% 7/15/33 exercise
price $28.33, expiration
date 7/15/33		100,000	96,875
3.75% 3/15/35 exercise
price $17.10, expiration
date 3/15/35		80,000	76,900
			222,150
Utilities – 0.44%
#CenterPoint Energy 144A
3.75% 5/15/23 exercise
price $11.31, expiration
date 5/15/23		200,000	338,750
			338,750
Total Convertible Bonds
(cost $4,726,476)			5,270,379

Corporate Bonds – 21.02%
Banking – 1.08%
Citigroup 0.80% 10/30/08	JPY	17,400,000	142,538
Depfa Bank
20.00% 11/19/07	TRY	220,000	166,565
•Resona Bank
4.125% 9/29/49	EUR	100,000	128,427
WM Covered Bond Program
3.875% 9/27/11	EUR	300,000	391,773
			829,303

(continues)     7

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Basic Industry – 1.98%
*AK Steel 7.875% 2/15/09	USD	100,000	$ 100,500
Bowater
9.00% 8/1/09		95,000	98,919
*9.50% 10/15/12		75,000	76,313
Freeport McMoRan Copper
& Gold 8.25% 4/1/15		75,000	81,094
Georgia-Pacific
8.875% 5/15/31		125,000	130,937
#Hexion US Finance 144A
9.75% 11/15/14		90,000	97,425
Lyondell Chemical
8.00% 9/15/14		75,000	79,688
8.25% 9/15/16		75,000	81,563
#MacDermid 144A
9.50% 4/15/17		110,000	116,599
Norske Skog Canada
8.625% 6/15/11		140,000	141,049
#‡Port Townsend Paper 144A
11.00% 4/15/11		100,000	67,500
Potlatch 13.00% 12/1/09		85,000	96,449
#Sappi Papier Holding 144A
7.50% 6/15/32		115,000	107,065
*‡Solutia 6.72% 10/15/37		60,000	54,600
#Steel Dynamics 144A
6.75% 4/1/15		25,000	25,000
Tembec Industries
*7.75% 3/15/12		30,000	15,413
8.50% 2/1/11		115,000	61,813
#Tube City IMS 144A
9.75% 2/1/15		60,000	63,300
Witco 6.875% 2/1/26		25,000	21,250
			1,516,477
Brokerage – 0.65%
E Trade Financial
8.00% 6/15/11		130,000	136,987
LaBranche & Co.
9.50% 5/15/09		90,000	94,275
11.00% 5/15/12		125,000	135,469
Lehman Brothers
Capital Funding II
3.875% 2/28/49	EUR	100,000	128,770
			495,501
Capital Goods – 1.04%
Armor Holdings
8.25% 8/15/13	USD	50,000	53,500
Baldor Electric
8.625% 2/15/17		25,000	27,000
*Berry Plastics Holding
8.875% 9/15/14		75,000	77,250
*CPG International I
10.50% 7/1/13		50,000	53,250
*Graham Packaging
9.875% 10/15/14		30,000	31,050
Greenbrier 8.375% 5/15/15		10,000	10,150
*#Hawker Beechcraft
Acquisition 144A
9.75% 4/1/17		35,000	37,538
Interface 10.375% 2/1/10		110,000	121,549
Intertape Polymer
8.50% 8/1/14		45,000	46,800
#Momentive Performance
Materials 144A
9.75% 12/1/14		70,000	73,500
#Mueller Water Products
144A 7.375% 6/1/17		15,000	15,236
*RBS Global & Rexnord
11.75% 8/1/16		75,000	84,938
#Smurfit-Stone Container
Enterprises 144A
8.00% 3/15/17		60,000	60,750
*Trimas 9.875% 6/15/12		95,000	99,869
			792,380
Consumer Cyclical – 2.31%
*Accuride 8.50% 2/1/15		65,000	67,113
Carrols 9.00% 1/15/13		115,000	119,025
*#Claire’s Stores 144A
9.25% 6/1/15		20,000	19,925
10.50% 6/1/17		5,000	4,919
Denny’s Holdings
10.00% 10/1/12		65,000	69,550
Ford Motor Credit
5.75% 1/12/09	EUR	172,000	231,511
7.375% 10/28/09	USD	75,000	75,302
*9.875% 8/10/11		50,000	53,606
*General Motors
8.375% 7/15/33		135,000	126,225
GMAC
4.75% 9/14/09	EUR	130,000	171,685
5.375% 6/6/11	EUR	110,000	145,100
#Goodyear Tire & Rubber 144A
8.625% 12/1/11	USD	25,000	27,125
#KAR Holdings 144A
10.00% 5/1/15		105,000	108,150
*Lear 8.75% 12/1/16		60,000	57,900
*#Michaels Stores 144A
11.375% 11/1/16		80,000	88,800
Neiman Marcus PIK
9.00% 10/15/15		55,000	60,638
*NPC International
9.50% 5/1/14		75,000	78,375
O’Charleys 9.00% 11/1/13		50,000	53,375
*Rite Aid 9.25% 6/1/13		45,000	45,900
*#TRW Automotive 144A
7.00% 3/15/14		5,000	5,031
7.25% 3/15/17		50,000	50,375

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#USI Holdings 144A
9.75% 5/15/15	USD	35,000	$ 35,613
*#Vitro 144A 9.125% 2/1/17		65,000	68,494
			1,763,737
Consumer Non-Cyclical – 1.34%
*Chiquita Brands
8.875% 12/1/15		60,000	59,400
*Constellation Brands
8.125% 1/15/12		140,000	145,249
*DEL Laboratories
8.00% 2/1/12		60,000	58,800
Ingles Markets
8.875% 12/1/11		75,000	78,375
National Beef Packing
10.50% 8/1/11		100,000	105,750
*Pilgrim’s Pride
8.375% 5/1/17		125,000	129,375
9.625% 9/15/11		90,000	94,050
*#Pinnacle Foods Finance 144A
10.625% 4/1/17		75,000	76,688
Procter & Gamble
2.00% 6/21/10	JPY	17,000,000	142,606
*Swift & Co. 12.50% 1/1/10	USD	105,000	110,250
True Temper Sports
8.375% 9/15/11		30,000	27,075
			1,027,618
Energy – 1.79%
*Bluewater Finance
10.25% 2/15/12		50,000	52,500
Chesapeake Energy
6.625% 1/15/16		20,000	20,375
Compton Petroleum
Finance 7.625% 12/1/13		100,000	101,500
#Dynegy Holdings 144A
7.75% 6/1/19		30,000	29,850
#El Paso Performance-
Linked Trust 144A
7.75% 7/15/11		45,000	47,813
El Paso Production
7.75% 6/1/13		50,000	53,073
#Energy Partners 144A
9.75% 4/15/14		95,000	96,781
Geophysique-Veritas
*7.50% 5/15/15		10,000	10,513
7.75% 5/15/17		35,000	37,100
#Hilcorp Energy I 144A
7.75% 11/1/15		70,000	70,700
*9.00% 6/1/16		75,000	80,438
Inergy Finance
6.875% 12/15/14		50,000	49,750
8.25% 3/1/16		20,000	21,250
Mariner Energy
8.00% 5/15/17		50,000	51,250
Massey Energy
6.625% 11/15/10		15,000	14,925
#OPTI Canada 144A
8.25% 12/15/14		50,000	53,375
PetroHawk Energy
9.125% 7/15/13		100,000	108,000
Plains Exploration
& Production
7.00% 3/15/17		40,000	40,000
#Regency Energy Partners
144A 8.375% 12/15/13		115,000	120,030
•Secunda International
13.356% 9/1/12		55,000	57,063
#Seitel 144A 9.75% 2/15/14		60,000	61,800
#Stallion Oilfield Services
144A 9.75% 2/1/15		75,000	78,750
#VeraSun Energy 144A
9.375% 6/1/17		60,000	60,075
Whiting Petroleum
7.25% 5/1/13		50,000	49,125
			1,366,036
Finance & Investments – 1.74%
ASIF III Jersey
0.95% 7/15/09	JPY	17,000,000	138,954
•Fortis Capital
6.25% 6/29/49	EUR	200,000	276,035
GE Capital UK Funding
4.625% 1/18/16	GBP	114,000	206,413
General Electric Capital
5.125% 1/28/14	SEK	1,000,000	147,551
Red Arrow International
Leasing 8.375% 3/31/12	RUB	1,988,742	79,673
Residential Capital
5.125% 5/17/12	EUR	50,000	64,998
6.375% 5/17/13	GBP	75,000	142,339
SLM 5.40% 10/25/11	USD	145,000	137,726
•Standard Chartered Capital
Trust I 8.16% 3/29/49	EUR	95,000	138,488
			1,332,177
Media – 1.48%
*CCH I Holdings
13.50% 1/15/14	USD	130,000	135,363
Charter Communication
Holdings
13.50% 1/15/11		175,000	183,531
Dex Media West
9.875% 8/15/13		65,000	70,931
#Idearc 144A
8.00% 11/15/16		35,000	36,444
Insight Midwest
9.75% 10/1/09		115,000	116,725

(continues)     9

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Media (continued)
*Mediacom Capital
9.50% 1/15/13	USD	250,000	$ 258,749
=Porttown 10.85% 9/30/07		32,895	32,566
#Quebecor World 144A
9.75% 1/15/15		60,000	63,900
RH Donnelley
8.875% 1/15/16		35,000	37,888
*#Umbrella Acquisition PIK 144A
9.75% 3/15/15		85,000	88,400
*Vertis 10.875% 6/15/09		40,000	40,200
*WMG Acquisition
7.375% 4/15/14		65,000	63,456
			1,128,153
Real Estate – 0.32%
American Real Estate
Partners 8.125% 6/1/12		40,000	41,000
BF Saul REIT 7.50% 3/1/14		110,000	111,650
*#Realogy 144A
12.375% 4/15/15		70,000	68,425
Rouse 7.20% 9/15/12		20,000	20,715
			241,790
Services Cyclical – 2.61%
#Aramark 144A
8.50% 2/1/15		70,000	73,938
Corrections Corporation of
America 7.50% 5/1/11		70,000	72,100
#Fontainebleau Las Vegas
Holdings 144A
10.25% 6/15/15		25,000	25,875
FTI Consulting
7.625% 6/15/13		100,000	103,750
*#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		100,000	109,249
Gaylord Entertainment
8.00% 11/15/13		65,000	68,250
Global Cash Access
8.75% 3/15/12		25,000	26,313
Harrah’s Operating
6.50% 6/1/16		90,000	79,667
Hertz 8.875% 1/1/14		60,000	64,875
¶H-Lines Finance Holdings
11.00% 4/1/13		138,000	135,757
*Horizon Lines
9.00% 11/1/12		50,000	53,313
Isle of Capri Casinos
9.00% 3/15/12		25,000	26,250
Kansas City Southern
de Mexico
9.375% 5/1/12		100,000	108,500
12.50% 6/15/12		30,000	32,100
Kansas City Southern
Railway 9.50% 10/1/08		50,000	52,500
Majestic Star Casino
9.50% 10/15/10		100,000	105,500
Mandalay Resort Group
9.375% 2/15/10		25,000	26,938
9.50% 8/1/08		50,000	52,000
MGM Mirage
7.50% 6/1/16		25,000	24,750
#Mobile Services Group 144A
9.75% 8/1/14		60,000	65,700
*‡Northwest Airlines
10.00% 2/1/09		15,000	11,213
*OMI 7.625% 12/1/13		80,000	82,800
#Penhall International 144A
12.00% 8/1/14		50,000	55,250
#Pokagon Gaming Authority
144A 10.375% 6/15/14		110,000	124,299
*#Rental Services 144A
9.50% 12/1/14		100,000	108,000
Seabulk International
9.50% 8/15/13		50,000	54,188
Station Casinos
6.625% 3/15/18		95,000	85,975
¶Town Sports International
11.00% 2/1/14		40,000	36,800
Wheeling Island Gaming
10.125% 12/15/09		125,000	127,812
			1,993,662
Services Non-Cyclical – 1.32%
#Aleris International 144A
10.00% 12/15/16		105,000	110,906
Allied Waste North America
9.25% 9/1/12		25,000	26,438
Casella Waste Systems
9.75% 2/1/13		150,000	159,749
CRC Health 10.75% 2/1/16		100,000	111,750
Geo Subordinate
11.00% 5/15/12		70,000	71,400
HCA
*6.50% 2/15/16		45,000	39,825
#144A PIK
9.625% 11/15/16		20,000	22,100
*#HealthSouth 144A
10.75% 6/15/16		90,000	99,450
#Universal Hospital PIK 144A
8.50% 6/1/15		45,000	46,181
US Oncology
9.00% 8/15/12		10,000	10,500
10.75% 8/15/14		50,000	54,750
#US Oncology Holdings PIK
144A 9.797% 3/15/12		90,000	89,663
¶*Vanguard Health Holding
11.25% 10/1/15		105,000	89,513
WCA Waste 9.25% 6/15/14		75,000	80,344
			1,012,569

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Technology & Electronics – 0.82%
*#Freescale
Semiconductor 144A
10.125% 12/15/16	USD	165,000	$ 166,031
International Business
Machines
4.00% 11/11/11	EUR	200,000	261,559
MagnaChip Semiconductor
8.00% 12/15/14	USD	125,000	92,500
*Solectron Global Finance
8.00% 3/15/16		55,000	55,688
#UGS Capital II PIK 144A
10.348% 6/1/11		50,766	52,416
			628,194
Telecommunications – 1.92%
American Tower
7.125% 10/15/12		80,000	83,500
#Broadview Networks
Holdings 144A
11.375% 9/1/12		70,000	75,425
•Centennial
Communications
11.099% 1/1/13		65,000	68,656
Cricket Communications
9.375% 11/1/14		110,000	117,150
*#Digicel Group 144A
8.875% 1/15/15		100,000	99,375
•#Hellas Telecommunications II
144A 11.106% 1/15/15		100,000	104,250
Hughes Network Systems/
Finance 9.50% 4/15/14		160,000	170,000
¶Inmarsat Finance
10.375% 11/15/12		140,000	135,100
#Level 3 Financing 144A
8.75% 2/15/17		240,000	247,500
#MetroPCS Wireless 144A
9.25% 11/1/14		35,000	37,056
Qwest
7.50% 10/1/14		55,000	58,163
•8.605% 6/15/13		75,000	82,500
Rural Cellular
9.875% 2/1/10		75,000	79,219
•11.106% 11/1/12		25,000	26,031
Time Warner Telecom
Holdings 9.25% 2/15/14		40,000	43,150
Triton PCS 8.50% 6/1/13		40,000	42,000
			1,469,075
Utilities – 0.62%
‡#Calpine 144A
11.17% 7/15/07		68,425	72,531
Elwood Energy
8.159% 7/5/26		98,331	103,912
*Midwest Generation
8.30% 7/2/09		84,279	86,175
Mirant North America
7.375% 12/31/13		125,000	132,812
Orion Power Holdings
12.00% 5/1/10		70,000	80,938
			476,368
Total Corporate Bonds
(cost $15,733,710)			16,073,040

Foreign Agencies – 3.03%
Austria – 0.26%
Oesterreichische
Kontrollbank
1.80% 3/22/10	JPY	24,000,000	201,024
			201,024
Germany – 2.77%
KFW
1.75% 3/23/10	JPY	14,000,000	117,107
3.50% 7/4/21	EUR	228,000	271,745
4.125% 7/4/17	EUR	569,000	738,483
4.95% 10/14/14	CAD	85,000	79,698
8.25% 9/20/07	ISK	50,000,000	795,714
Rentenbank
1.375% 4/25/13	JPY	14,000,000	114,279
			2,117,026
Total Foreign Agencies
(cost $2,280,415)			2,318,050

Regional Agency – 0.26%
Australia – 0.26%
New South Wales Treasury
6.00% 5/1/12	AUD	242,000	196,484
Total Regional Agency
(cost $186,212)			196,484

Regional Authorities – 0.25%
Canada – 0.25%
Ontario Province
5.375% 12/2/12	CAD	81,000	78,296
Saskatchewan Province
4.75% 6/1/40	CAD	119,000	111,168
Total Regional Authorities
(cost $183,439)			189,464

«Senior Secured Loans – 0.46%
Community Health
9.36% 4/10/08	USD	100,000	99,750
Ford Motor
8.36% 11/29/13		74,813	75,506
HCA 7.614% 11/17/13		39,900	40,402

(continues)     11

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S.$)
«Senior Secured Loans (continued)
Talecris Biotherapeutics
11.85% 12/6/14	USD	35,000	$ 36,225
Telesat Canada
9.00% 2/14/08		100,000	100,000
Total Senior Secured Loans
(cost $349,713)			351,883

Sovereign Agency – 0.20%
Norway – 0.20%
Kommunalbanken
4.25% 10/24/11	NOK	940,000	149,841
Total Sovereign Agency
(cost $150,395)			149,841

Sovereign Debt – 8.15%
Austria – 0.85%
Republic of Austria
#144A 4.00% 9/15/16	EUR	350,000	454,858
5.25% 1/4/11	EUR	143,000	197,514
			652,372
France – 0.71%
France Government O.A.T
4.00% 10/25/38	EUR	30,000	36,591
4.00% 4/25/55	EUR	420,000	507,890
			544,481
Germany – 0.45%
Deutschland Republic
6.25% 1/4/24	EUR	213,000	343,134
			343,134
Indonesia – 0.25%
Indondesia Government
10.00% 9/17/24	IDR	1,000,000,000	117,131
10.25% 7/15/27	IDR	644,000,000	76,682
			193,813
Japan – 3.03%
Japan Government
2 yr Bond
0.70% 9/15/08	JPY	25,000,000	205,061
5 yr Bond
1.50% 6/20/11	JPY	51,400,000	426,732
10 yr Bond
1.90% 6/20/16	JPY	83,600,000	700,305
Japan Government
20 yr Bond
2.10% 12/20/26	JPY	42,000,000	343,946
2.30% 6/20/26	JPY	51,000,000	431,584
Japanese Government
CPI Linked Bond
0.80% 3/10/16	JPY	26,431,500	211,619
			2,319,247
Malaysia – 0.42%
Malaysian Government
3.756% 4/28/11	MYR	535,000	159,618
7.00% 3/15/09	MYR	509,000	159,076
			318,694
Mexico – 0.15%
Mexican Bonos
8.00% 12/17/15	MXN	500,000	47,830
10.00% 12/5/24	MXN	600,000	69,284
			117,114
Norway – 1.34%
Norwegian Government
5.00% 5/15/15	NOK	4,531,000	748,806
6.50% 5/15/13	NOK	1,527,000	271,222
			1,020,028
Poland – 0.20%
Poland Government
6.25% 10/24/15	PLN	410,000	154,024
			154,024
Republic of Korea – 0.23%
Government of South
Korea 4.25% 12/7/21	EUR	140,000	174,358
			174,358
Sweden – 0.40%
Sweden Government
5.50% 10/8/12	SEK	2,000,000	305,287
			305,287
United Kingdom – 0.12%
U.K. Treasury
5.00% 3/7/12	GBP	27,000	52,327
9.00% 7/12/11	GBP	17,000	37,816
			90,143
Total Sovereign Debt
(cost $6,361,575)			6,232,695

Supranational Banks – 1.36%
Asia Development Bank
0.50% 10/9/12	AUD	199,000	120,737
European Investment Bank
1.40% 6/20/17	JPY	35,300,000	282,270
4.25% 12/7/10	GBP	173,000	324,819
Inter-American
Development Bank
1.90% 7/8/09	JPY	34,000,000	284,498
International Bank
for Reconstruction
& Development
13.625% 5/9/17	TRY	40,000	30,262
Total Supranational Banks
(cost $1,058,172)			1,042,586

	Number of		Value
	Shares		(U.S.$)
Warrant – 0.00%
†#Solutia 144A, exercise price
$7.59, expiration date
7/15/09		130	$ —
Total Warrant (cost $11,059)			—

	Principal
	Amount°
Repurchase Agreements – 1.05%
With BNP Paribas
5.05% 6/1/07
(dated 5/31/07, to
be repurchased at
$470,866, collateralized
by $156,400
U.S. Treasury Notes
2.75% due 8/15/07,
market value $157,316,
$162,300 U.S. Treasury
Notes 3.50% due
2/15/10, market value
$158,745, $65,600
U.S. Treasury Notes
4.50% due 2/15/09,
market value $66,085
and $96,100
U.S. Treasury Notes
6.125% due 8/15/07,
market value $98,135)	USD	470,800	470,800
With Cantor Fitzgerald
5.05% 6/1/07
(dated 5/31/07, to
be repurchased at
$232,033, collateralized
by $154,700
U.S. Treasury Notes
3.625% due 7/15/09,
market value $152,975
and $83,500
U.S. Treasury Notes
4.875% due 4/30/08,
market value $83,736)		232,000	232,000
With UBS Warburg
5.04% 6/1/07
(dated 5/31/07, to
be repurchased at
$103,214, collateralized
by $103,500
U.S. Treasury Notes
4.75% due 12/31/08,
market value $105,269)		103,200	103,200
Total Repurchase Agreements
(cost $806,000)			806,000

Total Value of Securities
Before Securities Lending
Collateral – 128.45%
(cost $81,177,600)			98,224,748

Securities Lending Collateral** – 18.24%
Short-Term Investments – 18.24%
Fixed Rate Notes – 7.63%
Bank of Montreal
5.29% 6/4/07		310,124	310,124
Citigroup Global Markets
5.32% 6/1/07		3,094,896	3,094,896
Credit Agricole
5.31% 10/4/07		310,124	310,124
Fortis Bank 5.31% 6/18/07		465,185	465,185
HBOS Treasury Services
5.30% 6/29/07		496,198	496,198
ING Bank
5.31% 7/3/07		186,074	186,074
5.33% 7/9/07		310,124	310,124
Societe Generale
5.30% 6/1/07		155,062	155,062
5.32% 6/1/07		508,445	508,445
			5,836,232
•Variable Rate Notes – 10.61%
ANZ National
5.32% 6/30/08		62,025	62,025
Australia New Zealand
5.32% 6/30/08		310,123	310,123
Bank of New York
5.32% 6/30/08		248,099	248,099
Bayerische Landesbank
5.37% 6/30/08		310,123	310,123
Bear Stearns
5.38% 11/30/07		434,173	434,173
BNP Paribas 5.33% 6/30/08		310,123	310,123
Calyon 5.33% 8/14/07		155,062	155,062
Canadian Imperial Bank
5.32% 6/30/08		217,086	217,086
5.33% 8/15/07		248,099	248,099
CDC Financial Products
5.36% 6/29/07		403,161	403,161
Citigroup Global Markets
5.38% 6/7/07		403,161	403,161
Commonwealth Bank
5.32% 6/30/08		310,124	310,124
Credit Suisse First Boston
5.32% 3/14/08		310,124	310,124
Deutsche Bank
5.34% 8/20/07		434,173	434,173
5.34% 9/21/07		46,518	46,518
Dexia Bank 5.32% 9/28/07		434,158	434,130
Goldman Sachs Group
5.45% 5/30/08		365,946	365,946
Marshall & Ilsley Bank
5.32% 6/30/08		341,136	341,136
Morgan Stanley
5.49% 6/30/08		403,161	403,161
National Australia Bank
5.31% 6/30/08		384,553	384,553

(continues)     13

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S.$)
Securities Lending Collateral** (continued)
•Variable Rate Notes (continued)
National Rural Utilities
5.31% 6/30/08	USD	489,995	$ 489,995
Nordea Bank
5.33% 6/30/08		310,124	310,124
Royal Bank of Scotland
Group 5.33% 6/30/08		310,124	310,124
Societe Generale
5.31% 6/30/08		155,062	155,062
Sun Trust Bank
5.33% 7/30/07		403,161	403,161
Wells Fargo 5.33% 6/30/08		310,124	310,124
			8,109,690
Total Securities Lending Collateral
(cost $13,945,922)			13,945,922

Total Value of Securities – 146.69%
(cost $95,123,522)			112,170,670 ©
Obligation to Return Securities
Lending Collateral** – (18.24%)			(13,945,922)
Borrowing Under Line of Credit – (30.08%)			(23,000,000)
Receivables and Other Assets Net
of Liabilities – 1.63%			1,244,950
Net Assets Applicable to 5,463,746
Shares Outstanding; Equivalent to $14.00
per Share – 100.00%			$ 76,469,698

Components of Net Assets at May 31, 2007:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund			$58,668,631
Distributions in excess of net investment income			(52,842)
Accumulated net realized gain on investments			799,387
Net unrealized appreciation of investments and
foreign currencies			17,054,522
Total net assets			$ 76,469,698

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ISK — Iceland Krona
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Kroner
TRY — Turkish Lira
USD — United States Dollar

*	Fully or partially on loan.

**	See Note 9 in “Notes to Financial Statements. ”

©	Includes $13,566,010 of securities loaned.

•	Variable rate security. The rate shown is the rate as of May 31, 2007.

†	Non-income producing security for the period ended May 31, 2007.

‡	Non-income producing security. Security is currently in default.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2007.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2007, the aggregate amount of fair valued securities equaled $32,566, which represented 0.02% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements. ”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2007, the aggregate amount of the restricted securities equaled $0 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements. ”

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Sector and Country Allocations on pages 1 and 2.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2007, the aggregate amount of Rule 144A securities equaled $6,965,875, which represented 9.11% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements. ”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

@	Illiquid security. At May 31, 2007, the aggregate amount of illiquid securities equals $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements. ”

«	Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
ADR — American Depositary Receipt
CPI — Consumer Price Index
O.A.T. — Obligation Assimilable au Tresor (Treasury Obligation)
PIK — Payment-in-kind
REIT — Real Estate Investment Trust
yr — Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at May 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to		In		Settlement	Appreciation
Receive (Deliver)		Exchange For		Date	(Depreciation)
AUD	104,328	NZD	(118,000)	6/29/07	$ (477)
CAD	177,166	NOK	(985,663)	6/29/07	2,268
CHF	177,189	PLN	(408,000)	6/29/07	861
EUR	432,302	GBP	(295,000)	6/29/07	(1,679)
EUR	62,534	NZD	(115,760)	6/29/07	(914)
EUR	104,402	USD	(140,559)	6/29/07	69
EUR	141,548	SEK	(1,301,002)	6/29/07	2,339
GBP	176,080	JPY	(42,342,000)	6/29/07	(689)
JPY	17,743,783	EUR	(109,000)	6/29/07	(462)
JPY	35,225,158	EUR	(216,819)	6/29/07	(1,498)
JPY	79,936,640	EUR	(490,000)	6/29/07	(666)
PLN	367,600	USD	(126,571)	6/8/07	3,224
TRY	(262,967)	USD	194,000	6/29/07	(3,498)
					$(1,122)

The use of foreign currency and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Statement of operations

Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 912,935
Interest	1,046,838
Securities lending income	26,855
Foreign tax withheld	(35,666)	$1,950,962

Expenses:
Management fees	339,225
Reports to shareholders	36,832
Accounting and administration expenses	19,328
Transfer agent fees	18,578
NYSE fees	12,500
Custodian fees	10,500
Pricing fees	9,439
Audit and tax	6,664
Taxes (other than taxes on income)	4,922
Legal fees	4,737
Dues and services	3,812
Directors’ fees and benefits	2,222
Leverage expenses	982
Insurance fees	969
Consulting fees	610
Registration fees	325
Directors’ expenses	142	471,787
Less expense paid indirectly		(937)
Total operating expenses (before interest expense)		470,850
Interest expense		671,578
Total operating expenses (after interest expense)		1,142,428
Net Investment Income		808,534

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		2,393,394
Foreign currencies		(104,164)
Net realized gain		2,289,230
Net change in unrealized appreciation/depreciation of investments and foreign currencies		4,065,426
Net Realized and Unrealized Gain on Investments and Foreign Currencies		6,354,656

Net Increase in Net Assets Resulting from Operations		$7,163,190

See accompanying notes

Statements of changes in net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$ 808,534	$ 1,493,394
Net realized gain on investments and foreign currencies	2,289,230	4,597,383
Net change in unrealized appreciation/depreciation of investments and foreign currencies:	4,065,426	8,678,243
Net increase in net assets resulting from operations	7,163,190	14,769,020

Dividends and Distributions to Shareholders from:[1]
Net investment income	(2,294,773)	(1,727,584)
Net realized gains	(988,938)	(12,532,793)
	(3,283,711)	(14,260,377)

Net Increase in Net Assets	3,879,479	508,643

Net Assets:
Beginning of period	72,590,219	72,081,576
End of period (including distributions in excess of net investment income of $52,842 and $229,991,
respectively)	$76,469,698	$72,590,219

1 See Note 4 in “Notes to Financial Statements.”

See accompanying notes

Statement of cash flows

Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2007 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$ 7,163,190

Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(74,389)
Net proceeds from investment transactions	2,319,745
Net realized gain on investment transactions	(2,393,394)
Net realized loss on foreign currencies and options	104,164
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(4,065,426)
Decrease in receivable for investments sold	1,702,362
Increase in interest and dividends receivable	(6,534)
Decrease in payable for investments purchased	(701,761)
Decrease in interest payable	(11,209)
Decrease in accrued expenses and other liabilities	(47,540)
Total adjustments	(3,173,982)
Net cash provided by operating activities	3,989,208

Cash Flows Used for Financing Activities:
Decrease in principal on line of credit	—
Cash dividends and distributions paid	(3,283,711)
Net cash used for financing activities	(3,283,711)
Effect of exchange rates on cash	(157,981)
Net increase in cash	547,516
Cash at beginning of period	522,799
Cash at end of period	$ 1,070,315

Cash paid for interest expense for leverage	$ 682,787

See accompanying notes

Financial highlights

Delaware Investments Global Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.290	$13.190	$13.590	$11.980	$9.940	$11.170

Income (loss) from investment operations:
Net investment income[2]	0.148	0.273	0.384	0.416	0.554	0.499
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.163	2.437	0.176	2.154	2.570	(0.260)
Total from investment operations	1.311	2.710	0.560	2.570	3.124	0.239

Less dividends and distributions from:
Net investment income	(0.480)	(0.316)	(0.398)	(0.815)	(0.918)	(0.365)
Net realized gain on investments	(0.121)	(2.294)	(0.562)	(0.145)	—	—
Return of capital	—	—	—	—	(0.166)	(1.104)
Total dividends and distributions	(0.601)	(2.610)	(0.960)	(0.960)	(1.084)	(1.469)

Net asset value, end of period	$14.000	$13.290	$13.190	$13.590	$11.980	$9.940

Market value, end of period	$13.740	$13.800	$13.400	$12.300	$11.900	$10.400

Total return based on:[3]
Market value	4.06%	24.39%	17.22%	12.01%	25.92%	(5.49% )
Net asset value	10.18%	21.61%	4.43%	22.92%	32.63%	0.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,470	$72,590	$72,082	$81,321	$71,693	$59,523
Ratio of expenses to average net assets	3.10%	3.24%	2.59%	1.92%	2.04%	2.26%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	0.97%	1.01%	1.13%	0.98%	1.08%	1.06%
Ratio of interest expense to adjusted average net assets[4]	1.39%	1.40%	0.87%	0.46%	0.46%	0.64%
Ratio of net investment income to average net assets	2.20%	2.21%	2.84%	3.31%	5.14%	4.69%
Ratio of net investment income to adjusted average net assets[4]	1.68%	1.65%	2.19%	2.48%	3.88%	3.53%
Portfolio turnover	49%	76%	121%	78%	99%	69%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$23,000	$23,000	$23,000	$25,000	$21,000	$21,000
Average daily balance of debt outstanding (000 omitted)	$23,000	$23,000	$24,195	$24,410	$21,000	$21,603
Average daily balance of shares outstanding (000 omitted)	5,464	5,464	5,777	5,986	5,986	5,986
Average debt per share	$4.21	$4.21	$4.19	$4.08	$3.51	$3.61
Asset coverage per $1,000 of debt outstanding at end of period	$4,325	$4,156	$4,134	$4,253	$4,414	$3,834

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4] Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2007 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the

1. Significant Accounting Policies (continued)

Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates for the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “Expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70%, which is calculated daily based on the adjusted average weekly net assets. Adjusted average weekly net assets does not include the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s adjusted average weekly net assets for accounting and administration services.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$57,743
Accounting and administration fees and other
expenses payable to DSC	13,658
Other expenses payable to DMC and affiliates*	6,595

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $1,742 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Certain officers of DMC, DSC and DDLP are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2007, Thomas H. Chow was appointed co-portfolio manager of the Fund. Mr. Chow assumed responsibility for managing the high yield fixed income holdings of the Fund. Mr. Chow works with Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Nikhil G. Lalvani, Nashira S. Wynn, Zoe A. Neale, Edward A. Gray, Todd A. Bassion, and Philip R. Perkins making day-today decisions for the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $23,239,215 and sales of $24,146,459 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $95,213,710. At May 31, 2007, net unrealized appreciation was $16,956,960, of which $17,861,343 related to unrealized appreciation of investments and $904,383 related to unrealized depreciation of investments.

(continues)     21

Notes to financial statements

Delaware Investments Global Dividend and Income Fund, Inc.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary Income	$1,366,586	$3,294,270
Long-Term Capital Gain	1,917,125	10,966,107
Total	$3,283,711	$14,260,377

*Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$58,668,631
Undistributed long-term capital gain	855,924
Unrealized appreciation of investments
and foreign currencies	16,964,173
Other temporary differences	(19,030)
Net assets	$76,469,698

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddle deferrals, mark-to-market of foreign currency contracts, tax treatment of market discount and premium on debt instruments, realization of unrealized gain on investments in passive foreign investment companies and tax treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discounts and premiums on certain debt instruments, and REITs. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,663,388
Accumulated net realized loss	(1,638,485)
Paid-in capital	(24,903)

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Mellon Investor Services, LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2007.

For the six months ended May 31, 2007 the Fund did not have any transactions in common shares.

The Fund did not repurchase any shares under the Share Repurchase Program during the six months ended May 31, 2007.

7. Line of Credit

The Fund has entered into a Line of Credit Agreement with JPMorgan Chase for $25,000,000 that expires on January 17, 2008. At May 31, 2007, the par value of loans outstanding was $23,000,000 at a variable interest rate of 5.735%. During the six months ended May 31, 2007, the average daily balance of loans outstanding was $23,000,000 at a weighted average interest rate of approximately 5.77%. The maximum amount of loans outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Statement of Net Assets.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors

Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2007, the value of securities on loan was $13,566,010, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Directors has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2007. The Fund’s holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Investments Global Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Global Dividend and Income Fund, Inc. Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Global Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the lowest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one–, three–, five–, and ten–year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one–, three–, five–, and ten–year periods was in the first quartile. The Board was very satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was ranked first (lowest) of the four funds in the Expense Group and its total expenses were ranked third (second highest) of the four funds in the Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered that there were only four funds in the Expense Group. The Board was satisfied with the management fees and asked that the total expenses continue to be monitored.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of Directors

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett †
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison †
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans †
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher †
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
Mellon Investor Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Your reinvestment options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

†Audit committee member

(1947)	Printed in the USA
SA-DGF [5/07] CGI 7/07	MF-07-06-116 PO12006

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2007. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

				Total Assets
				in Accounts with
			No. of Accounts with	Performance-
	No. of	Total Assets	Performance-Based	Based
	Accounts	in Accounts Fee	Fees	Fee
Damon J. Andres
Registered	7	$3.0 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	5	$97.0 million	0	$0
Todd A. Bassion
Registered	4	$1.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	9	$406.1 million	0	$0
Thomas H. Chow
Registered	20	$8.6 billion	0	$0
Investment
Companies
Other pooled	1	$13.5 million	0	$0
Investment Vehicles
Other Accounts	3	$1.0 billion	0	$0
Edward A. Gray
Registered	4	$1.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	7	$405.8 million	0	$0
Nikhil G. Lalvani
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	27	$3.8 billion	2	$1.1 billion
Anthony A. Lombardi
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	35	$3.8 billion	2	$1.1 billion
Zoe A. Neale
Registered	4	$1.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	11	$407.8 million	0	$0

Ty Nutt
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	34	$3.8 billion	2	$1.1 billion
Philip R. Perkins
Registered	4	$3.2 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	4	$59.7 million	0	$0
Robert A. Vogel, Jr.
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	36	$3.8 billion	2	$1.1 billion
Nashira S. Wynn
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	26	$3.8 billion	2	$1.1 billion
Babak Zenouzi
Registered	7	$3.0 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	4	$97.0 million	0	$0

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, an account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 50% of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares”, in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of March 31, 2007, the Funds’ portfolio managers owned the following amounts of Fund shares:

Dollar Range Of Fund
Portfolio Manager	Shares Owned[1]
Damon J. Andres	none
Edward A. Gray	none
Jordan L. Irving	none
Nikhil G. Lalvani	none
Anthony A. Lombardi	none
Zoe A. Neale	none
Ty Nutt	none
Philip R. Perkins	none
Robert A. Vogel, Jr.	none
Nashira S. Wynn	none
Babak Zenouzi	none

[1] Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Global Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2007